GOODWILL - Schedule of Changes in Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in goodwill [abstract]
Beginning balance	$ 14,550	$ 8,815
Acquisitions through business combinations	145	6,125
Impairment losses	(3)	(453)
Foreign currency translation and other	22	63
Ending balance	14,714	14,550
Acquisitions through business combinations	145	6,125
Goodwill	14,550	14,550
Impairment loss recognised in profit or loss, goodwill	3	453
Foreign currency translation and other	22	63
Costs
Reconciliation of changes in goodwill [abstract]
Beginning balance	15,412	9,198
Acquisitions through business combinations	145	6,125
Impairment losses	0	0
Foreign currency translation and other	(18)	89
Ending balance	15,539	15,412
Acquisitions through business combinations	145	6,125
Goodwill	15,539	9,198
Impairment loss recognised in profit or loss, goodwill	0	0
Foreign currency translation and other	(18)	89
Accumulated Impairment
Reconciliation of changes in goodwill [abstract]
Beginning balance	(862)	(383)
Acquisitions through business combinations	0	0
Impairment losses	(3)	(453)
Foreign currency translation and other	40	(26)
Ending balance	(825)	(862)
Acquisitions through business combinations	0	0
Goodwill	(862)	(862)
Impairment loss recognised in profit or loss, goodwill	3	453
Foreign currency translation and other	$ 40	$ (26)